SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (343,244)	$ (278,471)
Plant and equipment, net	183,386	279,518
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	63,289	68,466
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	202,487	45,206
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	26,110	28,246
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	$ 234,744	$ 416,071